Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Millions, $ in Millions		Total	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income, Net of Tax
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest		$ 0.0				$ 0.0
Balance, Beginning of year at Dec. 31, 2012			$ 604.6	$ 1,077.0	$ 3,454.4	871.0
Net income attributable to Progressive		1,165.4			1,165.4
Other comprehensive income (loss)		80.7				80.7
Tax benefit from exercise/vesting of equity-based compensation				10.3
Treasury shares purchased	[1]		(11.0)	(20.4)	(242.0)
Net restricted equity awards (issued) (vested) forfeited			2.2	(2.2)
Cash dividends declared on common shares ($0.8882, $0.6862, and $1.4929 per share)					(889.2)
Amortization of equity-based compensation				64.9
Reinvested dividends on restricted stock units				12.4	(12.4)
Other					23.8
Balance, End of year at Dec. 31, 2013		6,189.5	595.8	1,142.0	3,500.0	951.7
Redeemable Noncontrolling Interest, Equity, Carrying Amount				0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest		0.0				0.0
Net income attributable to Progressive		1,281.0			1,281.0
Other comprehensive income (loss)		71.4				71.4
Tax benefit from exercise/vesting of equity-based compensation				12.8
Treasury shares purchased	[1]		(11.1)	(21.6)	(238.7)
Net restricted equity awards (issued) (vested) forfeited			3.1	(3.1)
Cash dividends declared on common shares ($0.8882, $0.6862, and $1.4929 per share)					(402.6)
Amortization of equity-based compensation				51.4
Reinvested dividends on restricted stock units				2.8	(2.8)
Other					(3.5)
Balance, End of year at Dec. 31, 2014		6,928.6	587.8	1,184.3	4,133.4	1,023.1
Redeemable Noncontrolling Interest, Equity, Carrying Amount		0.0		0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest		(1.1)				1.1
Net income attributable to Progressive		1,267.6			1,267.6
Other comprehensive income (loss)		(223.8)				(223.8)
Tax benefit from exercise/vesting of equity-based compensation				16.8
Treasury shares purchased	[1]		(7.3)	(15.2)	(186.0)
Net restricted equity awards (issued) (vested) forfeited			3.1	(3.1)
Cash dividends declared on common shares ($0.8882, $0.6862, and $1.4929 per share)					(520.5)
Amortization of equity-based compensation				64.5
Reinvested dividends on restricted stock units				5.7	(5.7)
Other					(2.2)
Balance, End of year at Dec. 31, 2015		$ 7,289.4	$ 583.6	1,218.8	$ 4,686.6	$ 800.4
Preferred Stock, Shares Authorized		20.0
Redeemable Noncontrolling Interest, Equity, Carrying Amount		$ 464.9		$ (34.2)
voting preference shares authorized		$ 5.0

[1]	In December 2013, we purchased 4.0 million shares at a price of $25.50 per share in a privately negotiated transaction with the "Peter B. Lewis Trust under Agreement dated December 21, 1994, as modified." Mr. Lewis was our non-executive Chairman of the Board until his death in November 2013.